Management of financial risk (Tables)	12 Months Ended
Dec. 31, 2021
Management of financial risk
Schedule of reasonably possible movements in key variables with all other variables held constant, showing the post tax impact on profit and equity

	At December 31,			At December 31,
	2019	2020	2021	2019	2020	2021

	Impact on post tax profit			Impact on other components of equity
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
USD+5%	21,776	52,506	(4,028)	326,722	618,581	260,467
USD −5%	(21,776)	(52,506)	4,028	(326,722)	(618,581)	(260,467)

Schedule of tabular disclosure of contract asset and trade receivable

Trade receivables and contract assets	As at December 31, 2020
	RMB’000	RMB’000	RMB’000
	Trade	Contract
	receivables	assets	Total

Gross carrying amount
Applying simplified approach (*1)	881,147	317,113	1,198,260
Applying three-stage approach (*2)	—	12,300	12,300
	881,147	329,413	1,210,560

Loss allowance
Applying simplified approach (*1)	42,457	54,786	97,243
Applying three-stage approach (*2)	—	9	9
	42,457	54,795	97,252

	As at December 31, 2021
	RMB’000	RMB’000	RMB’000
	Trade	Contract
	receivables	assets	Total
Gross carrying amount
Applying simplified approach (*1)	934,152	311,103	1,245,255

Loss allowance
Applying simplified approach (*1)	42,978	82,340	125,318

Schedule of impairment loss allowance

	As at December 31, 2020
	Related	Up to	1 year to	2 year to	Above
	parties	1 year	2 year	3 year	3 years	Total
Expected loss rate	—	6.36%	32.93%	78.49%	98.70%	8.12%

Gross carrying amount of trade receivables and contract assets applying simplified approach	516,765	554,889	88,524	23,655	14,427	1,198,260

Loss allowance of trade receivables and contract assets applying simplified approach	—	35,286	29,151	18,566	14,240	97,243

	As at December 31, 2021
	Related	Up to	1 year to	2 year to	Above
	parties	1 year	2 year	3 year	3 years	Total
Expected loss rate	1.55%	6.31%	33.30%	89.51%	98.86%	10.06%

Gross carrying amount of trade receivables and contract assets applying simplified approach	456,470	653,428	81,012	39,758	14,587	1,245,255

Loss allowance of trade receivables and contract assets applying simplified approach	7,091	41,240	26,980	35,587	14,420	125,318

Schedule of financial assets measured at amortized cost from banking operations

	As at December 31,
	2020	2021
	RMB’000	RMB’000
Gross carrying amount

Financial assets measured at amortized cost	602,299	13,575
Financial assets measured at fair value through other comprehensive income	—	1,103,460
	602,299	1,117,035

Loss allowance	711	190

Schedule of analysis of the maximum credit risk exposure from financial guarantee contracts

	As at December 31,
	2020	2021
	RMB’000	RMB’000
Stage 1	5,275	—
Stage 2	1,328	—
	6,603	—

Schedule of undiscounted contractual cash flows

	As at December 31, 2020
	Within 1 year	1 to 5 years	Total
	RMB’000	RMB’000	RMB’000

Short‑term borrowings	2,312,504	—	2,312,504
Trade and other payables	834,600	424,701	1,259,301
- Including: lease liabilities	90,098	50,596	140,694
Customer deposits	405,853	—	405,853
Non‑derivative financial liabilities:	3,552,957	424,701	3,977,658

Gross settled (foreign exchange swaps)
- (inflow)	(1,939,843)	—	(1,939,843)
- outflow	2,105,723	—	2,105,723
Derivative financial liabilities	165,880	—	165,880

Total	3,718,837	424,701	4,143,538

Financial guarantees
Maximum guarantee exposure*	6,603	—	6,603

	As at December 31, 2021
	Within 1 year	1 to 5 years	Total
	RMB’000	RMB’000	RMB’000

Short‑term borrowings	818,246	—	818,246
Trade and other payables	1,158,593	340,162	1,498,755
- Including: lease liabilities	65,094	112,102	177,196
Customer deposits	1,350,171	—	1,350,171
Non‑derivative financial liabilities:	3,327,010	340,162	3,667,172
Gross settled (foreign currency swaps)
- (inflow)	(2,147,751)	—	(2,147,751)
- outflow	2,338,722	—	2,338,722
Derivative financial liabilities	190,971	—	190,971
Total	3,517,981	340,162	3,858,143
Financial guarantees
Maximum guarantee exposure*	—	—	—
*

The maximum guarantee exposure represents the total amount of liability should all borrowers under financial guarantee contracts default. Since a significant portion of guarantee is expected to expire without being called upon, the maximum liabilities do not represent expected future cash outflows.

Schedule of fair value measurement hierarchy of the Group's financial assets and liabilities

	As at December 31, 2020
	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Assets measured at fair value
Financial assets at fair value through profit or loss (Note 21)	—	1,487,195	676	1,487,871
Financial assets measured at fair value through other comprehensive income (Note 16)	16,828	—	5,000	21,828
Financial liabilities
Derivative financial liabilities	—	165,880	—	165,880

	As at December 31, 2021
	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Assets measured at fair value
Financial assets at fair value through profit or loss (Note 21)	—	2,070,977	676	2,071,653
Financial assets measured at fair value through other comprehensive income (Note 16)	16,334	—	1,106,664	1,122,998
Financial liabilities
Derivative financial liabilities	—	190,971	—	190,971

Schedule of movements of Level 3 financial instruments measured at fair value

	For the year ended
	December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Beginning of the year	5,000	6,438	5,676
Additions	1,438	—	1,103,460
Losses recognised in other comprehensive income	—	—	(1,796)
Losses recognised in other gain	—	(762)	—
End of the year	6,438	5,676	1,107,340

Trade receivable and contract asset
Management of financial risk
Schedule of movements in the impairment loss allowance

	For the year ended
	December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Beginning of the year	(13,128)	(45,944)	(97,243)
Additions of impairment loss	(34,243)	(128,437)	(87,731)
Reversal of impairment loss	531	9,494	16,670
Write-off	896	67,644	42,986
End of the year	(45,944)	(97,243)	(125,318)

Credit risk exposure of other receivables is mainly from financial guarantee fee receivables

	As at December 31,
	2020	2021
	RMB’000	RMB’000
Gross carrying amount
Stage 1	12,290	—
Stage 2	10	—
	12,300	—
Loss allowance
Stage 1	1	—
Stage 2	8	—
	9	—

Contract assets of transaction based and support service
Management of financial risk
Schedule of movements in the impairment loss allowance

	For the year ended
	December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Beginning of the year	(1,960)	(1,818)	(9)
Additions of impairment loss	(6,590)	(12,296)	—
Write‑off	6,732	14,105	9
End of the year	(1,818)	(9)	—

Loans and advances to customer
Management of financial risk
Schedule of movements in the impairment loss allowance

	For the year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Beginning of the year	—	—	(711)
Additions of impairment loss	—	(711)	(1,170)
Write-off	—	—	1,691
End of the year	—	(711)	(190)